LEASES (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2015 vessel	Mar. 31, 2015 vessel	Dec. 31, 2014 vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time charters | vessel				13	15
Total vessels leased in on short term time charter | vessel				8
Total number of vessels which had signed short-term time charters in place but did not commence until the following year | vessel				4
Percentage of charter revenues to pay as profit share expense				60.00%
Operating Leases, Rent Expense, Net				$ 71,800	$ 43,200	$ 0
Profit share expense				$ 50,900
Number of Vessels Chartered-In, Short-term Charters, Product Tankers | vessel				1
Number of vessels leased out on fixed rate time charters | vessel				13	16
Number of vessels leased out on fixed rate time charters with profit sharing agreements | vessel				1	2
Number of vessels chartered out on index-linked charters | vessel				0	2
Percentage of third party charter revenues to be received as profit share income				50.00%
profit share income					$ 1,000
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017				$ 15,413
2018				649
2019				365
2020				230
2021				0
Thereafter				0
Total future minimum rental payments				16,657
Operating Leases, Future Minimum Payments Receivable [Abstract]
2016				89,277
2017				2,426
2018				0
2019				0
2020				0
Thereafter				0
Total minimum lease revenues				91,703
Melody, Tina, Symphony, Commodore [Domain]
Leases, Schedule of Leased Assets [Line Items]
Profit share expense				4,200	0
Assets Leased to Others [Member]
Leases, Schedule of Leased Assets [Line Items]
Cost of vessels				712,600	734,200
Accumulated depreciation of vessels				65,500	75,300
MR tanker [Member]
Leases, Schedule of Leased Assets [Line Items]
Percentage of charter revenues to pay as profit share expense		50.00%
MR tanker [Member] | Maersk Maya [Domain]
Leases, Schedule of Leased Assets [Line Items]
Profit share expense				0	700
Melody, Tina, Symphony, Commodore [Domain]
Leases, Schedule of Leased Assets [Line Items]
Percentage of charter revenues to pay as profit share expense	60.00%
VLCC Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of Vessels Chartered-In, Short-term Charters, Product Tankers | vessel	2
VLCC Vessels [Member] | oceanis [Member] [Member]
Leases, Schedule of Leased Assets [Line Items]
Profit share expense				200	0
Double Hull Suezmax [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels leased out on fixed rate time charters with profit sharing agreements | vessel		2
Suezmax Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels chartered out on index-linked charters | vessel			2
Revenue on index linked time charters				7,100	$ 27,700	$ 17,900
Suezmax [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of Vessels Chartered-In, Short-term Charters, Product Tankers | vessel					2
profit share income				700
Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time charters | vessel	15				14
Profit share expense				$ 50,900
Ship Finance International Limited [Member] | VLCC Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time charters | vessel				10
Ship Finance International Limited [Member] | Suezmax Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time charters | vessel				2